Loan from Shareholders (Tables)	12 Months Ended
Dec. 31, 2018
Loan from Shareholders [Abstract]
Schedule of loan from shareholders
	Note	31/12/2017	31/12/2018
		US$’000	US$’000
Shareholder 1	i)	—	10,215
Shareholder 2	ii)	—	4,973
		—	15,188

The loan from shareholders is part of the backstop agreement as further described in Note 38.

i)	Shareholders loan 1 is originally repayable on 19 March 2019. The repayment period has been extended to 17 June 2019 via a signed amended addendum to the backstop agreement.

ii)	Shareholders loan 2 is originally repayable on 19 March 2019. The repayment period has been extended to 3 May 2019 with a further option to extend to 2 June 2019 subject to Shareholder 2’s approval via a signed amended addendum to the backstop agreement.